Commitments (Tables)	12 Months Ended
Jun. 30, 2025
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2025	2024
	£’000	£’000
Within 1 year	3,037	1,476
Later than 1 year but not later than 5 years	8,738	3,764
Later than 5 years	11,597	10,160
	23,372	15,400